Vessel Purchase Prepayments	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Vessel Purchase Prepayments	VESSEL PURCHASE PREPAYMENTS

(in thousands of $)	2020	2019
At January 1	349,472	421,472
Deposits to vessel purchase prepayments	125,800	—
Transfers to vessels and equipment, net	(185,672)	(72,000)
At December 31	289,600	349,472
In June 2019, $36.0 million was reclassified from Vessel purchase prepayments to Vessels and equipment, net upon the delivery of our fifth LNG carrier, Flex Constellation.
In August 2019, $36.0 million was reclassified from Vessel purchase prepayments to Vessels and equipment, net upon delivery of our sixth LNG carrier, Flex Courageous.
In July 2020, we prepaid $17.8 million per vessel to related parties of Geveran Trading Co. Ltd. ("Geveran"), our major shareholder, as part of agreements to postpone delivery of Flex Aurora and Flex Amber by up to one and three months, respectively. The prepaid amounts were deducted from the final payments due to the related parties of Geveran upon delivery of each vessel from the shipyard.
In July 2020, $37.0 million was reclassified from Vessel purchase prepayments to Vessels and equipment, net upon the delivery of our seventh LNG carrier, Flex Aurora.
In August 2020, $55.8 million was reclassified from Vessel purchase prepayments to Vessels and equipment, net upon the delivery of our eighth LNG carrier, Flex Artemis.
In September 2020, $55.8 million was reclassified from Vessel purchase prepayments to Vessels and equipment, net upon the delivery of our ninth LNG carrier, Flex Resolute.

In October 2020, $37.0 million was reclassified from Vessel purchase prepayments to Vessels and equipment, net upon the delivery of our tenth LNG carrier, Flex Amber.
The Company recognized deposits of $125.8 million in connection with the final payment due upon the delivery of our eleventh LNG carrier, Flex Freedom, on January 1, 2021. For more information see Note 20: Subsequent events.